Financial Risk Management Policy (Details) - Schedule of Significant Variance Among the Three Scenarios $ in Millions	12 Months Ended
Dec. 31, 2023 COP ($)
Schedule of Significant Variance Among the Three Scenarios [Line Items]
Operations	Borrowings
Risk	Changes in interest rates
Balance at December 31, 2023	$ 823,863
Scenario I [Member]
Schedule of Significant Variance Among the Three Scenarios [Line Items]
Market forecast scenario	803,968
Scenario II [Member]
Schedule of Significant Variance Among the Three Scenarios [Line Items]
Market forecast scenario	810,341
Scenario III [Member]
Schedule of Significant Variance Among the Three Scenarios [Line Items]
Market forecast scenario	$ 796,477